Commitments and contingencies (Tables)	12 Months Ended
Jun. 30, 2021
Commitments and contingencies
Schedule of Capital commitments

Capital commitments, which are primarily related to the campus decoration are as follows:

	2020	2021
	RMB	RMB
Contracted, but not provided for:
Leasehold improvement	47,813	23,495
Furniture, fixtures and other equipment	2,826	4,143